Carnival Corporation & Plc Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Nov. 30, 2013		Nov. 30, 2012
Current Assets
Cash and cash equivalents	$ 462		$ 465
Trade and other receivables, net	405		270
Insurance recoverables	381		460
Inventories	374		390
Prepaid expenses and other	315		236
Total current assets	1,937		1,821
Property and Equipment, Net	32,905	[1]	32,137	[1]
Goodwill	3,210		3,174
Other Intangibles	1,292		1,314
Other Assets	760		715
Total assets	40,104		39,161
Current Liabilities
Short-term borrowings	60	[2]	56	[2]
Current portion of long-term debt	1,408	[2]	1,678	[2]
Accounts payable	639		549
Dividends payable	194		583
Claims reserve	456		553
Accrued liabilities and other	932		845
Customer deposits	3,031		3,076
Total current liabilities	6,720		7,340
Long-Term Debt	8,092	[2]	7,168	[2]
Other Long-Term Liabilities	736		724
Commitments and Contingencies
Shareholders' Equity
Additional paid-in capital	8,325		8,252
Retained earnings	18,782		18,479
Accumulated other comprehensive income (loss)	161		(207)
Treasury stock, 59 shares at 2013 and 55 shares at 2012 of Carnival Corporation and 32 shares at 2013 and 33 shares at 2012 of Carnival plc, at cost	(3,077)		(2,958)
Total shareholders' equity	24,556		23,929
Liabilities and Equity, Total	40,104		39,161
Common Stock
Shareholders' Equity
Common stock	7		6
Ordinary Shares
Shareholders' Equity
Common stock	$ 358		$ 357

[1]	At November 30, 2013 and 2012, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.3 billion, $13.2 billion, $0.3 billion and $0.1 billion and $18.0 billion, $12.8 billion, $0.2 billion and $0.1 billion, respectively.
[2]	The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2013, 69% and 31% (58% and 42% at November 30, 2012) of our debt was U.S. dollar and euro-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our fixed rate debt can only be called or prepaid by incurring additional costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders’ equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2013, we believe we were in compliance with all of our debt covenants.